NOTES PAYABLE	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
NOTES PAYABLE
NOTES PAYABLE

	2016		2015
(millions of Canadian $, unless otherwise noted)	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31

Canadian	509	0.9%	697	0.8%
U.S. (2016 – US$197; 2015 – US$376)	265	0.5%	521	1.1%
	774		1,218

At December 31, 2016, Notes payable consists of commercial paper issued by the Company, TransCanada American Investments Ltd. (TAIL) and TransCanada PipeLines USA Limited (TCPL USA).
In December 2016, Columbia entered into a new US$1.0 billion credit facility. At December 31, 2016, total committed revolving and demand credit facilities were $11.1 billion (2015 – $8.9 billion). When drawn, interest on these lines of credit is charged at prime rates of Canadian and U.S. banks, and at other negotiated financial bases. These unsecured credit facilities included the following:

					year ended December 31
					(millions of Canadian $)
at December 31, 2016					2016	2015	2014
Amount	Unused Capacity	Borrower	Description	Matures	Cost to maintain
$3 billion	$3 billion	TCPL	Committed, syndicated, revolving, extendible credit facility that supports TCPL's Canadian commercial paper program and general corporate purposes	December 2021	6	6	6
US$2 billion	US$2 billion	TCPL	Committed, syndicated, revolving, extendible credit facility that supports TCPL's U.S. commercial paper program	December 2017	1	—	—
US$1 billion	US$0.9 billion	TCPL USA	Committed, syndicated, revolving, extendible credit facility that is used for TCPL USA general corporate purposes, guaranteed by TCPL	December 2017	1	3	2
US$1 billion	US$1 billion	Columbia	Committed, syndicated, revolving, extendible credit facility that is issued for Columbia's general corporate purposes and provides additional liquidity, guaranteed by TCPL	December 2017	—	—	—
US$0.5 billion	US$0.5 billion	TAIL	Committed, syndicated, revolving, extendible credit facility that supports TAIL's commercial paper program, guaranteed by TCPL	December 2017	2	2	1
$2.1 billion	$0.7 billion	TCPL/TCPL USA	Supports the issuance of letters of credit and provides additional liquidity	Demand	—	—	—
At December 31, 2016, the Company's operated affiliates had an additional $0.6 billion (2015 – $0.6 billion) of undrawn capacity on committed credit facilities.